EA Series Trust
19 East Eagle Road
Havertown, PA 19083

January 31, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:
EA Series Trust (the “Trust”)
File Nos. 333-195493; 811-22961
Alpha Architect U.S. Quantitative Value ETF (S000046016)
Alpha Architect International Quantitative Value ETF (S000046017)
Alpha Architect U.S. Quantitative Momentum ETF (S000046018)
Alpha Architect International Quantitative Momentum ETF (S000046019)
Alpha Architect Value Momentum Trend ETF (S000057372)
Alpha Architect High Inflation and Deflation ETF (S000077708)
Alpha Architect Tail Risk ETF (S000077908)
  (each, a “Series”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced Series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 31, 2024, and filed electronically as Post-Effective Amendment No. 327 to the Trust’s Registration Statement on January 26, 2024.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (267) 393-5233.
Sincerely,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Secretary